CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 4,753	$ 4,994
Federal funds sold	14,142	22,157
Cash equivalents and federal funds sold	18,895	27,151
Securities available for sale	8,711	11,027
Securities held to maturity	666	0
Other investment securities	2,209	2,209
Total loans	296,933	279,151
Allowance for loan losses	(3,861)	(4,126)
Loans, net	293,072	275,025
Premises and equipment, net	5,678	6,068
Accrued interest receivable	1,302	1,334
Bank-owned life insurance	9,145	8,908
Other real estate owned and other repossessed assets	193	2,255
Assets classified as held for sale	0	1,178
Other assets	1,219	1,374
Total assets	341,090	336,529
Deposits
Noninterest-bearing demand	55,574	50,350
Interest-bearing demand	118,919	115,865
Savings and time deposits less than $250,000	114,203	124,689
Savings and time deposits $250,000 and greater	7,930	7,867
Total deposits	296,626	298,771
FHLB advances	6,574	1,692
Accrued interest payable	45	51
Other liabilities	1,709	1,789
Total liabilities	304,954	302,303
SHAREHOLDERS’ EQUITY
Common stock, no par value; 4,000,000 shares authorized, 1,209,788 shares issued and 1,186,018 outstanding in 2015 1,193,248 shares issued and 1,193,078 outstanding in 2014	12,815	12,177
Retained earnings	25,349	22,987
Unearned compensation	(268)	(168)
Deferred compensation plan shares; at cost, 62,067 shares in 2015 and 55,360 shares in 2014	(1,206)	(1,022)
Treasury stock; 23,770 shares in 2015 and 170 shares in 2014	(711)	(4)
Accumulated other comprehensive income	157	256
Total shareholders' equity	36,136	34,226
Total liabilities and shareholders' equity	$ 341,090	$ 336,529